Tax matters - Statutory tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax matters
Accounting profit/(loss) before income tax	$ 160,667	$ 602,660	$ (119,936)
Statutory tax rate	31.00%	26.00%	19.00%
At weighted statutory tax rate of 31% (2022: 26% and 2021: 19%)	$ 50,557	$ 157,620	$ (22,650)
Non-taxable income/(expenses)	1,429	(5,920)	(11,399)
Differing territorial tax rates	(555)	591	2,603
Adjustments in respect of prior periods	(799)	1,368
Other items	7,558	7,539	27,884
Elimination of effect of interest in joint ventures	(1,451)	(913)	(782)
Other permanent differences	95	159	(673)
Incentives and deductions	827	(11,740)	88
US State taxes	(121)	(721)	367
Income tax expense (benefit)	$ 57,540	$ 147,983	$ (4,562)